Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	$ 69,368	$ 77,337	$ 85,980
United States of America [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	7,925	12,169	10,460
PRC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	22,121	27,740	34,448
United Kingdom [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	11,985	9,108	6,736
Hong Kong [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	8,225	6,470	11,593
Europe [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	10,016	13,290	13,421
Canada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	2,988	4,699	5,503
Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	6,108	3,861	3,819
Injection Molded Plastic Parts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	12,392	15,617	23,345
Injection Molded Plastic Parts [Member] | United States of America [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	1,083	1,006	1,014
Injection Molded Plastic Parts [Member] | PRC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	8,202	13,010	20,430
Injection Molded Plastic Parts [Member] | United Kingdom [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	12	2	26
Injection Molded Plastic Parts [Member] | Hong Kong [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	3,031	1,468	1,666
Injection Molded Plastic Parts [Member] | Europe [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	53	131	209
Injection Molded Plastic Parts [Member] | Canada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales
Injection Molded Plastic Parts [Member] | Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	11
Electronic Products [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	56,976	61,720	62,635
Electronic Products [Member] | United States of America [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	6,842	11,163	9,446
Electronic Products [Member] | PRC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	13,919	14,730	14,018
Electronic Products [Member] | United Kingdom [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	11,973	9,106	6,710
Electronic Products [Member] | Hong Kong [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	5,194	5,002	9,927
Electronic Products [Member] | Europe [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	9,963	13,159	13,212
Electronic Products [Member] | Canada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	2,988	4,699	5,503
Electronic Products [Member] | Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	$ 6,097	$ 3,861	$ 3,819